ACCRUED EXPENSES AND OTHER PAYABLES	3 Months Ended
Mar. 31, 2012
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES
(7)          ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables are summarized as follows (in thousands):

	March 31, 2012	December 31, 2011
	(unaudited)
Accrued salaries and wages	$73	$79
Accrued liquidated damages (Note 9)	987	987
Accrued expenses	457	699
Advertising subsidies payable	203	202
	$1,720	$1,967